Intangible Assets Net - Schedule of Intangible Assets Net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Intangible Assets Net [Abstract]
Software	$ 617,560	$ 608,756
Less: accumulated amortization	(532,258)	(472,763)
Intangible asset, net	$ 85,302	$ 135,993